Inventories	12 Months Ended
Dec. 31, 2017
Inventories [Abstract]
Inventories
13.	Inventories

Inventories as of December 31, 2016 and 2017 are as follows:

		2016
		Acquisition cost	Valuation allowance	Book value
		In millions of won
Raw materials	￦	3,182,711	(1,323)	3,181,388
Merchandise		20	—	20
Work-in-progress		118,640	—	118,640
Finished goods		57,659	—	57,659
Supplies		1,289,160	(4,553)	1,284,607
Inventories in transit		827,437	—	827,437
Other inventories		9,692	—	9,692

	￦	5,485,319	(5,876)	5,479,443

		2017
		Acquisition cost	Valuation allowance	Book value
		In millions of won
Raw materials	￦	3,528,835	(2,829)	3,526,006
Merchandise		107	—	107
Work-in-progress		138,709	(1,028)	137,681
Finished goods		72,923	(1,517)	71,406
Supplies		1,581,661	(3,940)	1,577,721
Inventories in transit		679,358	—	679,358
Other inventories		9,807	—	9,807

	￦	6,011,400	(9,314)	6,002,086

The allowance for loss on inventory valuation due to decrease in the net realizable value of inventory added to cost of sales was ￦533 million for the year ended December 31, 2015. The reversals of the allowance for loss on inventory valuation due to increase in the net realizable value of inventory deducted from cost of sales were ￦2,473 million and ￦437 million for the years ended December 31, 2016 and 2017, respectively.

The amounts of loss from inventory valuation included in other gains or losses for the years ended December 31, 2015, 2016 and 2017 were ￦1,318 million, ￦2,683 million and ￦3,875 million, respectively.